Property and Equipment (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment pledged to secure borrowings	$ 7,452	$ 7,849
Fair value estimated on recent market transactions, then adjusted, carrying amount	5,549	5,909
Capital work in progress	10	21
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Capital work in progress	$ 10	$ 21